Post-employment benefits for employees (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined contribution pension and other post-retirement plans disclosure [line items]
Personnel costs	$ 14,900
Continuing operations
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans	$ 520	$ 523	$ 501